GEOGRAPHIC AND CUSTOMER INFORMATION - Additional Information (Detail) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	77.00%	82.00%	51.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage			22.00%
Customer C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage			10.00%